Capital Transaction	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
CAPITAL TRANSACTION
18.	CAPITAL TRANSACTION

Initial Public Offering

On August 16, 2013, the Company closed an initial public offering (“IPO”) of 1,370,000 shares of Common Stock. On August 26, 2013, the Company sold additional 45,657 shares of Common Stock from the exercise of the overallotment option of shares granted to representative of the underwriters. The public offering price of the shares sold in the initial public offering was $6.50 per share. The total gross proceeds from the offering were $9.2 million. After deducting underwriting discounts and commissions and offering expenses payable by the Company, the aggregate net proceeds received by the Company totaled approximately $7.6 million.

Upon the consummation of the Company’s IPO on August 16, 2013, the Series A Stock and the Series B Stock (defined below) were automatically converted into shares of Common Stock.

Common Stock

The Company is authorized to issue up to 100,000,000 shares of Common Stock.

As of December 31, 2012, there were 9,000,000 shares of Common Stock issued and outstanding.

On August 16, 2013, the Company closed an initial public offering (“IPO”) of 1,370,000 shares of Common Stock.

On August 26, 2013, the Company sold additional 45,657 shares of Common Stock from the exercise of the overallotment option of shares granted to representative of the underwriters.

On August 30, 2013, the Company issued an aggregate of 15,000 shares of Common Stock to 2 individuals who are providers of certain investor relations services to the Company, at a par value of $0.001 and recorded it as additional paid in capital.

As of December 31, 2013, there were 10,430,657 shares of Common Stock issued and outstanding.

Preferred Stock

The Company is authorized to issue up to 10,000,000 shares of preferred stock, of which 1,000,000 shares are designated as Series A Convertible Preferred Stock (the “Series A Stock”) and 5,000,000 shares are designated as Series B Convertible Preferred Stock (the “Series B Stock”).

The Series A Stock ranked (i) prior to the Common Stock and to all other classes and series of equity securities of the Company which by their terms do not rank senior to the Series A Stock, and (ii) junior to any class or series of equity securities which by its terms ranked senior to the Series A Stock. The Series A Stocks were subordinate to and ranked junior to all indebtedness of the Company. Each share of the Series A Stock was on the day on which the Company consummated its initial public offering, automatically and without any action on the part of the holder thereof convert into issued and outstanding shares of Common Stock beneficially owned by a consultant who received the shares on December 19, 2011. The number of shares of Common Stock issued upon conversion of the Series A Stock was the purchase price of the Series A Stock divided by a per share conversion price equal to 50% of the price of the initial public offering. No new shares were issued by the Company at the conversion. In addition, the holders were not permitted to convert their preferred stock prior to consummation of the initial public offering.

The Series B Preferred Stock ranked (i) prior to the Common Stock and to all other classes and series of equity securities of the Company which by their terms do not rank senior to the Series B Preferred Stock and (ii) junior to any class or series of equity securities which by its terms ranked senior to the Series B Preferred Stock. The Series B Stocks were subordinate to and rank junior to all indebtedness of the Company. Each share of the Series B Stock was on the day on which the Company consummated its initial public offering, automatically and without any action on the part of the holder thereof convert into issued and outstanding shares of Common Stock beneficially owned by a consultant who received the shares on December 19, 2011. The number of shares of Common Stock issued upon conversion of the Series B Stock was the purchase price of the Series B Stock divided by a per share conversion price equal to 25% of the price of the initial public offering. No new shares were issued by the Company at the conversion. In addition, the holders were not permitted to convert their preferred stock prior to consummation of the initial public offering.

Between January 1, 2012 and April 1, 2013, the Company issued a total of 745 shares of Series A Stock to an aggregate of 11 investors pursuant to certain subscription agreements. We received gross proceeds of $372,500 and incurred costs associated with this private placement of $93,125.

Between October 12, 2012 and May 8, 2013, the Company issued a total of 760 shares of Series B Stock to an aggregate of 44 investors pursuant to certain subscription agreements. We received gross proceeds of $380,000 and incurred costs associated with this private placement of $95,000.

On August 16, 2013 when the Company closed its IPO, all outstanding shares of the Series A Stock and Series B Stock were converted into an aggregate of 348,462 shares of already issued and outstanding Common Stock beneficially owned by a consultant who received our shares on December 19, 2011, automatically and without any action on the part of the holder thereof. The per share conversion price of Series A Stock and Series B Stock was equal to $3.25 and $1.63, respectively.

The discount on the Series A and B Stock was accounted for as a beneficial conversion feature upon conversion. The total amount of discount was $752,500, which was accounted for as a reduction to retained earnings and an offsetting increase to additional paid in capital in the Company's financial statements.